NOTES PAYABLE (Details Narrative)						1 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	Apr. 20, 2023 $ / shares	Aug. 01, 2022	May 27, 2022 USD ($)	Jan. 28, 2022 USD ($) $ / shares shares	Jan. 28, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Jan. 31, 2022 USD ($) $ / shares shares	Jul. 31, 2023 USD ($) shares	Jul. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)	Jul. 31, 2023 USD ($) shares	Jul. 31, 2022 USD ($)	Oct. 31, 2022 USD ($) $ / shares	Oct. 31, 2021 USD ($)	Jul. 11, 2023 $ / shares	Jul. 10, 2023 $ / shares	Jun. 23, 2023 $ / shares	May 02, 2023 $ / shares	Apr. 30, 2023	Dec. 31, 2022 $ / shares	Oct. 17, 2022 $ / shares	Apr. 28, 2022 $ / shares	Sep. 30, 2021 $ / shares	Sep. 14, 2021 USD ($) $ / shares
Debt Instrument [Line Items]
Notes payable current										$ 3,661,885			$ 5,428,936	$ 3,661,885
Imputed interest																								$ 76,230
Notes payable													2,920,000
Interest expense									$ 485,293	38,115	746,930	$ 1,046,106	1,661,981
Gross proceeds												4,420,000	4,820,000
Warrants											1,812,635
Debt issuance cost												505,000	$ 575,438
Share price | $ / shares																								$ 0.70
Equity fair value						$ 114,883
Expected term													5 years
Volatility													98.00%
Risk free interest rate													3.75%
Exercise price | $ / shares													$ 0.01
Issuance of commitment shares											$ 1,125,000
Issuance, prefunded warrant | shares								1,459,878			1,459,878
Bridge Loan [Member]
Debt Instrument [Line Items]
Notes payable current													$ 265,719
Interest expense								0			174,281		51,040
Gross proceeds						444,000
Net proceeds						$ 329,562
Interest percentage						100.00%
Debt issuance cost						$ 70,438
Original issue discount, rate						10.00%
Original issue discount						$ 44,000
Original issue discount, description						equal to 100% of the original principal amount of the Notes
Share price | $ / shares						$ 0.01
Warrant, exercise price | $ / shares						$ 0.01
Issuance, prefunded warrant | shares						400,000
Debt amount, repaid						$ 440,000
Warrant [Member]
Debt Instrument [Line Items]
Warrant, exercise price | $ / shares							$ 1.03									$ 0.80
Equity fair value							$ 994,091
Issuance, prefunded warrant | shares							2,519,451
Common Stock [Member]
Debt Instrument [Line Items]
Shares issued price per share | $ / shares	$ 2.00														$ 1.21		$ 0.88	$ 2.10		$ 1.00
Debt instrument, term	5 years
Share price | $ / shares	$ 3.30																					$ 0.29
Issuance of commitment shares											38
Investors [Member]
Debt Instrument [Line Items]
Notes payable current													4,137,720
Notes payable consideration					$ 4,500,000
Gross proceeds					4,420,000
Net proceeds					80,000
Debt instrument, outstanding amount				$ 4,500,000	$ 4,500,000
Issued warrants to purchase, rate					50.00%
Debt instrument, collateral | shares					4,500,000
Shares issued price per share | $ / shares				$ 0.29	$ 0.29																$ 0.29
Debt instrument, fair value				$ 1,322,933	$ 1,322,933
Interest percentage				8.00%	8.00%
Share price | $ / shares																							$ 1.00
Debt converted, shares | shares					5,038,902
Debt converted, value					$ 5,164,875
Investors [Member] | Bridge Loan [Member]
Debt Instrument [Line Items]
Notes payable								0			0		265,719
IPO [Member]
Debt Instrument [Line Items]
Commitment value								1,125,000			1,125,000		1,125,000
IPO [Member] | Investors [Member]
Debt Instrument [Line Items]
Notes payable								0			0		4,137,720
Interest expense								0	374,773		675,405	762,038	1,136,811
Debt instrument, outstanding amount				$ 4,500,000	$ 4,500,000
Shares issued price per share | $ / shares				$ 3.00	$ 3.00
Debt instrument, fair value				$ 994,091	$ 994,091
Conversion price, description				i) the IPO price multiplied by the discount of 50% or ii) the opening price of the shares of common stock on the trading day following the date of the IPO multiplied by the discount of 50%	i) the IPO price multiplied by the discount of 50% or ii) the opening price of the common stock on the trading day following the date of the IPO multiplied by the discount of 50%.
Commitment value				$ 9,000,000	$ 9,000,000
Prepayment amount percentage				125.00%
Number of shares issued, value					$ 1,125,000
Notes principal balance, rate					25.00%
Cash payment percentage					50.00%
Debt instrument, term					3 years
Debt issuance cost					$ 505,000
Number of shares issued | shares				375,000	375,000
Debt instrument, periodic payment principal					$ 4,500,000
Debt instrument, payment interest					$ 664,875
Issuance of conversion, shares | shares					5,038,902
Issuance of conversion, value					$ 5,164,875
Conversion, per share | $ / shares				$ 2.05	$ 2.05
Issuance of commitment shares					$ 375,000
IPO [Member] | Investors [Member] | Measurement Input, Option Volatility [Member]
Debt Instrument [Line Items]
Debt instrument, easurement input				92	92
IPO [Member] | Investors [Member] | Measurement Input, Exercise Price [Member]
Debt Instrument [Line Items]
Debt instrument, easurement input				50	50
IPO [Member] | Investors [Member] | Warrant [Member]
Debt Instrument [Line Items]
Warrant exercisable, rate					0.50		0.50
IPO [Member] | Investors [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Warrants					$ 4,500,000
Maximum [Member] | Bridge Loan [Member]
Debt Instrument [Line Items]
Interest percentage						15.00%
Maximum [Member] | Investors [Member]
Debt Instrument [Line Items]
Interest percentage		15.00%
Interest percentage increases		15.00%
Maximum [Member] | IPO [Member] | Bridge Loan [Member]
Debt Instrument [Line Items]
Interest percentage						8.00%
Maximum [Member] | IPO [Member] | Investors [Member]
Debt Instrument [Line Items]
Warrants					$ 2,250,000
South Salinas Project [Member]
Debt Instrument [Line Items]
Business acquisition percentage																								82.75%
Related Party [Member]
Debt Instrument [Line Items]
Notes payable current										3,661,885			1,025,497	3,661,885
Imputed interest										38,115			7,015	38,115
Notes payable								1,032,512		$ 0	1,032,512		2,920,000	0
Interest expense								0	$ 19,381		7,015	$ 99,517	120,337	$ 38,115
Notes payable current								$ 1,032,512			$ 1,032,512		$ 2,920,000
Trio LLC [Member]
Debt Instrument [Line Items]
Share price | $ / shares																								$ 0.70
Trio LLC [Member] | IPO [Member]
Debt Instrument [Line Items]
Final payment			$ 1,032,512
Trio LLC [Member] | Minimum [Member]
Debt Instrument [Line Items]
Final payment			780,000
Trio LLC [Member] | Maximum [Member]
Debt Instrument [Line Items]
Final payment			1,032,512
Trio LLC [Member] | South Salinas Project [Member]
Debt Instrument [Line Items]
Business acquisition percentage																								82.75%
Trio LLC [Member] | South Salinas Project [Member] | Maximum [Member]
Debt Instrument [Line Items]
Business acquisition percentage																			85.75%
Trio LLC [Member] | Related Party [Member] | IPO [Member]
Debt Instrument [Line Items]
Final payment			1,032,512
Trio LLC [Member] | Related Party [Member] | Minimum [Member]
Debt Instrument [Line Items]
Final payment			780,000
Trio LLC [Member] | Related Party [Member] | Maximum [Member]
Debt Instrument [Line Items]
Final payment			$ 1,032,512
Purchase And Sale Agreement [Member] | Trio LLC [Member] | South Salinas Project [Member]
Debt Instrument [Line Items]
Business acquisition percentage																								82.75%
Purchase And Sale Agreement [Member] | Trio LLC [Member] | Related Party [Member] | South Salinas Project [Member]
Debt Instrument [Line Items]
Business acquisition percentage																								82.75%